INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Components of inventories are as follows:
	June 30,
	2017	2018

Raw materials	$15,781	$19,047
Work in progress	19,525	26,425
Finished goods	10,354	12,602

	$45,660	$58,074